Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin New York Tax-Free Trust
Entity Central Index Key	0000798523
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin New York Intermediate-Term Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FKNQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Franklin New York Intermediate-Term Tax-Free Income Fund returned 1.90%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 0.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight municipal (muni bonds) with 10 or more years to maturity
↑	Overweight muni bonds with no external ratings
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Security selection in AAA rated bonds
↓	Overweight allocation to A rated bonds
↓	Underweight allocation to AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	1.90	0.68	1.49
Class A (with sales charge)	-0.39	0.22	1.26
Bloomberg Municipal Bond Index	1.39	0.86	2.34
Bloomberg New York Municipal Bond Index	0.91	0.99	2.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 510,847,021
Holdings Count | $ / shares	193
Advisory Fees Paid, Amount	$ 2,579,198
Investment Company Portfolio Turnover	20.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$510,847,021
Total Number of Portfolio Holdings	193
Total Management Fee Paid	$2,579,198
Portfolio Turnover Rate	20.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[1]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin New York Intermediate-Term Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FKNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A1 shares of Franklin New York Intermediate-Term Tax-Free Income Fund returned 2.05%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 0.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight municipal (muni bonds) with 10 or more years to maturity
↑	Overweight muni bonds with no external ratings
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Security selection in AAA rated bonds
↓	Overweight allocation to A rated bonds
↓	Underweight allocation to AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A1	2.05	0.81	1.60
Class A1 (with sales charge)	-0.24	0.35	1.37
Bloomberg Municipal Bond Index	1.39	0.86	2.34
Bloomberg New York Municipal Bond Index	0.91	0.99	2.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 510,847,021
Holdings Count | $ / shares	193
Advisory Fees Paid, Amount	$ 2,579,198
Investment Company Portfolio Turnover	20.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$510,847,021
Total Number of Portfolio Holdings	193
Total Management Fee Paid	$2,579,198
Portfolio Turnover Rate	20.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin New York Intermediate-Term Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FKNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129	1.28%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Franklin New York Intermediate-Term Tax-Free Income Fund returned 1.49%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 0.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight municipal (muni bonds) with 10 or more years to maturity
↑	Overweight muni bonds with no external ratings
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Security selection in AAA rated bonds
↓	Overweight allocation to A rated bonds
↓	Underweight allocation to AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	1.49	0.26	1.04
Class C (with sales charge)	0.49	0.26	1.04
Bloomberg Municipal Bond Index	1.39	0.86	2.34
Bloomberg New York Municipal Bond Index	0.91	0.99	2.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 510,847,021
Holdings Count | $ / shares	193
Advisory Fees Paid, Amount	$ 2,579,198
Investment Company Portfolio Turnover	20.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$510,847,021
Total Number of Portfolio Holdings	193
Total Management Fee Paid	$2,579,198
Portfolio Turnover Rate	20.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin New York Intermediate-Term Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Franklin New York Intermediate-Term Tax-Free Income Fund returned 2.22%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 0.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight municipal (muni bonds) with 10 or more years to maturity
↑	Overweight muni bonds with no external ratings
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Security selection in AAA rated bonds
↓	Overweight allocation to A rated bonds
↓	Underweight allocation to AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	2.22	0.97	1.74
Bloomberg Municipal Bond Index	1.39	0.86	2.34
Bloomberg New York Municipal Bond Index	0.91	0.99	2.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 510,847,021
Holdings Count | $ / shares	193
Advisory Fees Paid, Amount	$ 2,579,198
Investment Company Portfolio Turnover	20.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$510,847,021
Total Number of Portfolio Holdings	193
Total Management Fee Paid	$2,579,198
Portfolio Turnover Rate	20.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin New York Intermediate-Term Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FNYZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Advisor Class shares of Franklin New York Intermediate-Term Tax-Free Income Fund returned 2.05%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 0.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight municipal (muni bonds) with 10 or more years to maturity
↑	Overweight muni bonds with no external ratings
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Security selection in AAA rated bonds
↓	Overweight allocation to A rated bonds
↓	Underweight allocation to AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	2.05	0.91	1.70
Bloomberg Municipal Bond Index	1.39	0.86	2.34
Bloomberg New York Municipal Bond Index	0.91	0.99	2.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 510,847,021
Holdings Count | $ / shares	193
Advisory Fees Paid, Amount	$ 2,579,198
Investment Company Portfolio Turnover	20.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$510,847,021
Total Number of Portfolio Holdings	193
Total Management Fee Paid	$2,579,198
Portfolio Turnover Rate	20.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[5]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Does not include derivatives, except purchased options, if any.